Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash on hand	$ 0	$ 1
Cash at banks	2,756	162
Total	$ 2,756	$ 163	$ 2,005	$ 5,083